SCHEDULE OF LOSS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Net loss	$ (2,670,322)	$ (1,301,864)	$ (8,795,419)	$ (10,283,109)
Weighted-average common shares Series A outstanding, basic			232,695	240
Weighted-average common shares Series A outstanding, diluted			232,695	240
Net loss per common share Series A, diluted			$ (37.80)	$ (42,867.72)
Net loss per common share Series A, basic			$ (37.80)	$ (42,867.72)
Common Class A [Member]
Weighted-average common shares Series A outstanding, basic	569,226	155,662
Weighted-average common shares Series A outstanding, diluted	569,226	155,662
Net loss per common share Series A, diluted	$ (4.69)	$ (8.36)
Net loss per common share Series A, basic	$ (4.69)	$ (8.36)
Common Class B [Member]
Weighted-average common shares Series A outstanding, basic	34,337	22,891
Weighted-average common shares Series A outstanding, diluted	34,337	22,891
Net loss per common share Series A, diluted	$ (77.77)	$ (56.87)
Net loss per common share Series A, basic	$ (77.77)	$ (56.87)